Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Components	55,598	43,017
Work in process	20,038	13,951
Finished products *	19,292	13,930

	94,928	70,898

*  includes systems at customer locations not yet sold, as of December 31, 2023 and 2022, in the amount of $8,626 and $5,664 respectively.

Schedule of presentation of Inventories
	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Current assets	85,905	65,541
Non-current assets (A)	9,023	5,357

	94,928	70,898